Unaudited interim condensed consolidated statements of changes in equity - CHF (SFr) SFr in Millions	Total	Share capital	Treasury shares	Capital reserves	Other reserves	Retained earnings / (losses)
Equity at beginning of period at Dec. 31, 2022	SFr 969.5	SFr 33.5	SFr (26.1)	SFr 1,105.1	SFr 0.0	SFr (142.9)
Net income	47.7					47.7
Other comprehensive (loss) income	(3.6)				(3.6)
Total comprehensive income / (loss)	44.0				(3.6)	47.7
Share-based compensation	8.5			8.5
Sale of treasury shares	6.3		0.1	6.1
Tax impact on transactions with treasury shares	(1.1)			(1.1)
Purchase of treasury shares	(0.5)		(0.5)
Equity at end of period at Jun. 30, 2023	1,026.7	33.5	(26.4)	1,118.6	(3.7)	(95.2)
Equity at beginning of period at Mar. 31, 2023	1,018.7	33.5	(26.1)	1,109.6	0.4	(98.5)
Net income	3.3					3.3
Other comprehensive (loss) income	(4.0)				(4.0)
Total comprehensive income / (loss)	(0.7)				(4.0)	3.3
Share-based compensation	6.2			6.2
Sale of treasury shares	3.5		0.1	3.5
Tax impact on transactions with treasury shares	(0.7)			(0.7)
Purchase of treasury shares	(0.4)		(0.4)
Equity at end of period at Jun. 30, 2023	1,026.7	33.5	(26.4)	1,118.6	(3.7)	(95.2)
Equity at beginning of period at Dec. 31, 2023	1,074.5	33.5	(26.7)	1,140.8	(9.8)	(63.3)
Net income	122.2					122.2
Other comprehensive (loss) income	5.4				5.4
Total comprehensive income / (loss)	127.6				5.4	122.2
Share-based compensation	22.9			22.9
Sale of treasury shares	6.2		0.1	6.0
Purchase of treasury shares	(0.1)		(0.1)
Equity at end of period at Jun. 30, 2024	1,231.0	33.5	(26.7)	1,169.7	(4.4)	58.9
Equity at beginning of period at Mar. 31, 2024	1,182.8	33.5	(26.7)	1,152.9	(4.9)	28.0
Net income	30.8					30.8
Other comprehensive (loss) income	0.5				0.5
Total comprehensive income / (loss)	31.3				0.5	30.8
Share-based compensation	13.1			13.1
Sale of treasury shares	3.5		0.1	3.4
Tax impact on transactions with treasury shares	0.3			0.3
Purchase of treasury shares	(0.1)		(0.1)
Equity at end of period at Jun. 30, 2024	SFr 1,231.0	SFr 33.5	SFr (26.7)	SFr 1,169.7	SFr (4.4)	SFr 58.9